Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include all accounts of Meihua and its wholly owned subsidiaries (collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All inter-company transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and related notes.

The most significant estimates and judgments include allowance for bad debts, the valuation of inventory, useful life of property, plant and equipment and income taxes related to realization of deferred tax assets and uncertain tax position. Actual amounts could differ from those estimates.

Functional Currency and Foreign Currency Translation

Functional Currency and Foreign Currency Translation

The Company’s reporting currency is the United States dollar (“US$”). The Company’s operations are principally conducted through the PRC subsidiaries where the local currency is the functional currency. Therefore, the functional currency of Kang Fu is the Hong Kong dollar and the functional currency of Huada, Yada, Huadong and Guanghui is the Renminbi (“RMB”).

Transactions denominated in currencies other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currency are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of income and comprehensive income.

The assets and liabilities of the Company are translated at the exchange spot rate at the balance sheet date, stockholders’ equity is translated at the historical rates and the revenues and expenses are translated at the average exchange rates for the periods. The resulting translation adjustments are reported under other comprehensive income in the consolidated statements of income and comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220, Comprehensive Income. The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:

	For the Years Ended December 31
	2021	2020	2019
Period Ended spot	US$1=RMB 6.3726	US$1=RMB 6.5250	US$1=RMB 6.9618
Period Average	US$1=RMB 6.4508	US$1=RMB 6.9042	US$1=RMB 6.9081

The exchanges rates used for translation from Hong Kong dollar to US$ was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Kang Fu’s balance sheets, income statement items and cash flow items for both the years ended December 31, 2021, 2020 and 2019.

Certain Risks and Concentration

Certain Risks and Concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and receivables. As of December 31, 2021 and 2020, substantially all the Company’s cash were held in major financial institutions located in Hong Kong and the PRC, which management considers to be of high credit quality.

The top two customers whose revenues individually represented greater than 10% of the total revenues of the Company for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the Years Ended December 31
	2021	2020	2019
Customer A	21.91%	17.68%	12.77%
Customer B	11.26%	12.71%	14.26%

Accounts receivable due from those two customers were as follows:

	December 31
	2021	2020	2019
Customer A	$17,367,577	$6,590,324	$5,432,234
Customer B	$6,495,983	$4,091,756	$6,231,470

Bank acceptance receivables due from those two customers were as follows:

	December 31
	2021	2020	2019
Customer A	$4,817,500	$3,739,464	$1,292,769
Customer B	$3,577,818	$2,022,989	$1,508,231

There were no suppliers that individually represented greater than 10% of the cost of revenues of the Group for the years ended December 31, 2021, 2020 and 2019.

Fair Value Measurement

Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2:	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3:	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company’s financial instruments include cash, accounts receivable, bank acceptance receivables, due from related parties, accounts payable, other liabilities and accrued expenses and short-term bank borrowings. The carrying amounts approximate their fair values due to their short maturities as of December 31, 2021 and 2020.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of December 31, 2021 and 2020.

Cash	Cash Cash consists of petty cash on hand and cash held in banks, which are highly liquid and are unrestricted as to withdrawal or use.
Bank Acceptance Receivables

Bank Acceptance Receivables

Bank acceptance receivables are issued by bank under the request of the Company’s customers, to pay for the purchased goods. The Company can choose to hold acceptance notes until maturity and receive the face value payment from the bank, or sell (exchange) the acceptance notes at a discount to another party willing to wait until maturity to receive the bank’s promised payment. The maturity date of the receivables is all within one year of the original issuance date and carried at face value. The Company is not lending money, it just sells goods to the customers (customers can pay the purchased goods by cash, accounts receivable or bank acceptance receivables). The receivables mature within one year, and are non-interest bearing. As bank acceptance receivables are issued by the banks, payments are guaranteed.    The Company has not discounted or endorsed any bank acceptances as of December 31, 2021.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent trade receivables and are recognized initially at fair value and subsequently adjusted for any allowance for doubtful accounts or impairment.

The Company records impairment losses for accounts receivable based on assessments of the recoverability of the trade and other receivables and individual account analysis, including the current creditworthiness and the past collection history of each debtor. Impairments arise when there is objective evidence indicating that the balances may not be collectible. The identification of bad and doubtful debts, in particular of a loss event, requires the use of judgment and estimates, which involve the estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed non-collectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company historically has not had material bad debts in accounts receivable. There were no bad debt expenses for the years ended December 31, 2021, 2020 and 2019 and there was no provision for doubtful accounts as of December 31, 2021 and 2020.

Inventories

Inventories

Inventories are valued using the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence, or impairment, when appropriate, to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

There were no write-downs recognized of inventories as of December 31, 2021 and 2020.

Deferred IPO costs and other current assets

Deferred IPO costs and other current assets

As of December 31, 2021 and 2020, Deferred IPO costs and other current assets were $1,394,539 and $496,612.

Deferred IPO costs represent the incremental costs incurred for the Company’s initial public offering (“IPO”). These costs are deferred and were charged against the gross proceeds of the IPO subsequent to year end (see Note 14).  Deferred IPO costs primary include specific legal, audit and professional consulting costs.  As of December 31, 2021 and 2020, the deferred IPO costs were $1,277,152 and $408,681, respectively.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment items are recorded at their historic cost, less accumulated depreciation and impairment losses. The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:

Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Major improvements are capitalized and expenditures for maintenance and repairs are expensed as incurred. Construction in progress represents property, plant and equipment under construction or being installed. Costs include original cost, installation, construction and other direct costs. Interest expenses directly related to construction in progress would be capitalized. Construction in progress is transferred to the appropriate fixed asset account and depreciation commences when the asset has been substantially completed and placed in service.

Intangible Assets

Intangible Assets

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment. (“ASC 360”). Long-lived assets consist primarily of property, plant and equipment, and intangible assets. In accordance with ASC 360, the Company evaluates the carrying value of long-lived assets when it determines a triggering event has occurred, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators exist, recoverability of assets is measured by a comparison of the carrying value of the asset group to the estimated undiscounted future net cash flows expected to be generated by the asset. Examples of such triggering events include a significant disposal of a portion of such assets, and adverse change in the market involving the business employing the related assets. If such assets are determined not to be recoverable, the Company performs an analysis of the fair value of the asset group and will recognize an impairment loss when the fair value is less than the carrying amounts of such assets. The fair value, based on reasonable and supportable assumptions and projections, require subjective judgments. Depending on the assumptions and estimates used, the appraised fair value projected in the evaluation of long-lived assets can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate for the fair value of the assets. The Company did not record any impairment charges for the years ended December 31, 2021 and 2020. There can be no assurance that future events will not have impact on company revenue or financial position which could result in impairment in the future.

Investment

Investment

In accordance with Financial Accounting Standards Board (“FASB”) ASC 321, “Investment-Equity Securities,” the Company accounts for non-marketable securities on a prospective basis. Equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative.

On March 3, 2011, Yada invested in Yangzhou Juyuan Guarantee Co., Ltd (“Juyuan”) and obtained 12% equity interest of Juyuan. For the Company’s passive and without significant influence or control equity investment in private company which do not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the Company. The investment is reviewed periodically to determine if its value has been impaired and adjustments are recorded as necessary in profit or loss for the period. For the years ended December 31, 2021, 2020 and 2019, no impairment indicators were identified and no loss related to revaluation of its investment in the private company was recorded.

Value-added Tax

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue which is recorded in VAT payable. The Company is subject to a VAT rate of 16% from January 1, 2019 to March 31, 2019, and the most current VAT rate of 13% effective on April 1, 2019. The VAT payable may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Revenue Recognition

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC Topic 606 using the modified retrospective adoption method. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The Company primarily sells its products to hospitals and medical equipment companies. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer

2)	Identify the performance obligations in the contract

3)	Determine the transaction price

4)	Allocate the transaction price

5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the standard contract terms. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant. Payment terms for product sales are generally set at 90 to 180 days after the consideration becomes due and payable.

Revenue Disaggregation

Revenue Disaggregation

The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.

Type of Goods

	For the year ended December 31,
	2021	2020	2019
	US$	US$	US$
Self-Manufactured Products	48,059,165	44,473,076	38,527,955
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	55,978,545	44,587,934	41,098,116
Total Revenue	104,037,710	89,061,010	79,626,071

Type of Customers

	For the year ended December 31,
	2021	2020	2019
	US$	US$	US$
Direct sales	9,499,748	9,430,082	9,436,382
Distributors	94,537,962	79,630,928	70,189,689
Total Revenue	104,037,710	89,061,010	79,626,071

Earnings per Ordinary Share

Earnings (loss) per ordinary share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per ordinary share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive ordinary share equivalents. Dilutive ordinary share equivalents are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive. There is no ordinary share equivalent issued to date.

Comprehensive Income (Loss)

ASC 220, Comprehensive Income (“ASC 220”) establishes rules for reporting and display of comprehensive income and its components. ASC 220 requires that unrealized gains and losses on the Company’s foreign currency translation adjustments be included in comprehensive income (loss).

Advertising Costs

The Company’s advertising costs are expensed as incurred. Advertising expenses are included in selling expenses in the accompanying consolidated statements of income and comprehensive income. Advertising expenses were $21,498, $53,770 and $226,111 for the years ended December 31, 2021, 2020 and 2019, respectively.

Research and Development Costs

Research and development expenses are expensed as incurred. Research and development expenses were $2,725,014, $2,492,059 and $3,214,326 for the years ended December 31, 2021, 2020 and 2019, respectively.

Income Tax

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Segment Reporting

FASB 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information of the Company’s business segments, geographical areas, segments and major customers. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs. Consequently, based on management’s assessment, the Company has determined that it has only one operating segment as defined by FASB ASC 280.

The Company has disclosed the type of revenue by government category as follows.

	December 31, 2021			December 31, 2020			December 31, 2019
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total
Class I	6,151,443	7,331,962	13,483,405	5,181,532	6,155,223	11,336,755	4,437,204	5,160,589	9,597,793
Class II	36,788,116	41,313,745	78,101,861	35,863,806	33,573,351	69,437,157	30,876,709	31,733,898	62,610,607
Class III	1,094,957	2,291,899	3,386,856	758,525	2,355,768	3,114,293	1,463,677	2,287,449	3,751,126
Others	4,024,649	5,040,939	9,065,588	2,669,213	2,503,592	5,172,805	1,750,365	1,916,180	3,666,545
Total	48,059,165	55,978,545	104,037,710	44,473,076	44,587,934	89,061,010	38,527,955	41,098,116	79,626,071

Earnings per Ordinary Share

Earnings per Ordinary Share

Earnings (loss) per ordinary share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per ordinary share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive ordinary share equivalents. Dilutive ordinary share equivalents are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive. There is no ordinary share equivalent issued to date.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220, Comprehensive Income (“ASC 220”) establishes rules for reporting and display of comprehensive income and its components. ASC 220 requires that unrealized gains and losses on the Company’s foreign currency translation adjustments be included in comprehensive income (loss).

Advertising Costs

Advertising Costs

The Company’s advertising costs are expensed as incurred. Advertising expenses are included in selling expenses in the accompanying consolidated statements of income and comprehensive income. Advertising expenses were $21,498, $53,770 and $226,111 for the years ended December 31, 2021, 2020 and 2019, respectively.

Research and Development Costs

Research and Development Costs

Research and development expenses are expensed as incurred. Research and development expenses were $2,725,014, $2,492,059 and $3,214,326 for the years ended December 31, 2021, 2020 and 2019, respectively.

Income Tax

Income Tax

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Segment Reporting

Segment Reporting

FASB 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information of the Company’s business segments, geographical areas, segments and major customers. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs. Consequently, based on management’s assessment, the Company has determined that it has only one operating segment as defined by FASB ASC 280.

The Company has disclosed the type of revenue by government category as follows.

	December 31, 2021			December 31, 2020			December 31, 2019
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total
Class I	6,151,443	7,331,962	13,483,405	5,181,532	6,155,223	11,336,755	4,437,204	5,160,589	9,597,793
Class II	36,788,116	41,313,745	78,101,861	35,863,806	33,573,351	69,437,157	30,876,709	31,733,898	62,610,607
Class III	1,094,957	2,291,899	3,386,856	758,525	2,355,768	3,114,293	1,463,677	2,287,449	3,751,126
Others	4,024,649	5,040,939	9,065,588	2,669,213	2,503,592	5,172,805	1,750,365	1,916,180	3,666,545
Total	48,059,165	55,978,545	104,037,710	44,473,076	44,587,934	89,061,010	38,527,955	41,098,116	79,626,071

Class I, II, and III medical devices are defined by the National Medical Products Administration of China according to their risk levels under the Regulation on the Supervision and Administration of Medical Devices (2021 Revision), Article 6 as follows:

●	“Class I Medical Devices” means medical devices with low risks, whose safety and effectiveness can be ensured through routine administration.

●	“Class II Medical Devices” means medical devices with moderate risks, which shall be strictly controlled and administered to ensure their safety and effectiveness.

●	“Class III Medical Devices” means medical devices with relatively high risks, which shall be strictly controlled and administered through special measures to ensure their safety and effectiveness.

Furthermore, the Company has disclosed revenue by major product type included in each government category.

		December 31,	December 31,	December 31,
		2021	2020	2019
Category	Products	US$	US$	US$
Class I	Eye drops bottle	2,398,222	2,466,978	1,988,619
	Oral medicine bottle	3,263,135	2,200,569	1,843,626
	Anal bag	739,376	554,859	537,221
	Other Class I	7,082,672	6,114,349	5,228,327
Subtotal-Class I		13,483,405	11,336,755	9,597,793
Class II	Masks	600,534	9,632,150	239,439
	Identification tape	15,049,686	11,617,668	11,986,329
	Disposable medical brush	8,493,760	6,353,649	6,866,189
	Gynecological inspection kits	8,752,617	4,924,689	5,534,425
	Surgical kit	4,754,769	3,383,215	3,631,577
	Medical brush	4,130,703	3,635,190	3,268,554
	Medical kit	5,037,054	3,429,371	3,028,961
	Other Class II	31,282,738	26,461,225	28,055,133
Subtotal-Class II		78,101,861	69,437,157	62,610,607
Class III	Electronic pump	246,819	292,211	549,942
	Anesthesia puncture kit	430,288	438,047	429,806
	Disposable infusion pump	278,734	335,632	364,858
	Infusion pump	309,746	196,686	350,450
	Electronic infusion pump	291,725	185,030	-
	Laparoscopic trocar	219,901	134,585	222,205
	Other Class III	1,609,643	1,532,102	1,833,865
Subtotal-Class III		3,386,856	3,114,293	3,751,126
Others		9,065,588	5,172,805	3,666,545
Total		104,037,710	89,061,010	79,626,071

For the years ended December 31, 2021, 2020 and 2019, revenues and assets within PRC contributed over 90% of the Company’s total revenues and assets.

The Outbreak of COVID-19

The Outbreak of COVID-19

On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.” COVID-19 has had a severe and negative impact on the Chinese and the global economy and such impact persists as of the date of this annual report.

In fiscal year 2020, COVID-19 had a significant impact on our business and results of operations as the sales volume of masks rose sharply while the sales of products other than masks declined due to an overall decrease in market demand. In fiscal year 2021, with the stable control of the domestic epidemic in China, the market of masks was no longer in urgent shortage compared to the same period in 2020, and the production of epidemic prevention products resumed more normal production levels. In general, with the precise control of the epidemic in China, our production and operations have recovered smoothly, and the demand for other products has increased gradually.

Whether the ongoing influence of Covid-19 will lead to a continued downturn in the economy is still unknown. With a high degree of uncertainty surrounding the future severity of COVID-19 and actions taken by governments, private companies and hospitals to contain the coronavirus, the extent to which COVID-19 will continue to impact the companies’ businesses, sales and operating results will depend on future developments.

Recently adopted Accounting Standards

Recently adopted Accounting Standards

Effective January 1, 2020, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The new standard replaces the ‘incurred loss methodology’ credit impairment model with a new forward-looking “methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.” In applying the new standard, the Company has adopted the loss rate methodology to estimate historical losses on accounts receivables. The Company has adopted the aging methodology to estimate the credit losses on accounts receivables. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss. The Company’s adoption of ASC 326 did not result in a material change in the carrying values of the Company’s financial assets on the transition date.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In February 2016, FASB issued ASU No. 2016–02, Leases (Topic 842), ASC 842, and subsequently amended the guidance relating largely to transition considerations under the standard in July 2018. The new guidance, which creates new accounting and reporting guidelines for leasing arrangements, requires organizations that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases, regardless of whether they are classified as finance or operating leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease primarily will depend on its classification as a finance or operating lease. The guidance also requires new disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The new standard is effective for public business entities for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, with early application permitted. In March 2019, the FASB issued ASU 2019-01, Leases (Topic 842) Codification Improvements, which further clarifies the determination of fair value of the underlying asset by lessors that are not manufacturers or dealers and modifies transition disclosure requirements for changes in accounting principles and other technical updates. The amendments in ASU 2019-01 amend Topic 842 and the effective date of those amendments is for fiscal years beginning December 15, 2019, and interim periods within those fiscal years for public business entities. For all other entities, ASC 842 is effective for annual periods beginning after December 15, 2021. For the year ended December 31, 2021, the Company only had an operating lease of office space from January 1, 2021 to December 31, 2021, and the Company did not have any finance lease. The Company recorded lease expenses of $7,839 under general and administrative expenses during the year. The Company has renewed the same operating lease with a term from January 1, 2022 to December 31, 2022, with all other lease contents remaining the same.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, which removes specific exceptions to the general principles in Topic 740 and to simplifies accounting for income taxes. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company does not expect the adoption to have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for public business entities for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The Company does not expect the adoption to have a material impact on its consolidated financial statements.